SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Oct. 30, 2023	Oct. 25, 2023	Feb. 28, 2023	Jan. 31, 2023	Jan. 09, 2023	Jan. 05, 2023	Nov. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 12, 2020
Subsequent Event [Line Items]
Common stock, par value									$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued									1,197,258		920,592
Common stock, shares, outstanding									1,197,258		920,592	920,592
Minimum bid share price											$ 25.25	$ 130.75
Stock Issued During Period, Value, New Issues												$ 25,362,000
Number of securities called by warrants or rights			16,000
Net proceeds from private placement									$ 8,000,000
Exercise price of warrants or rights per share			$ 15.25
Issuance of securities												$ 27,930,000
Common Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues
Share issue								80,000				184,000
Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Net proceeds from private placement					$ 7,400,000
Securities Purchase Agreement [Member] | Private Placement [Member] | January 2023 Warrant Amendment [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights				266,667
Exercise price of warrants or rights per share				$ 30.00
Warrants expiration date				Jul. 05, 2028
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Share issue					80,000
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					186,667
Exercise price of warrants or rights per share					$ 0.0001
Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights					266,667
Exercise price of warrants or rights per share					$ 30
Asset Purchase Agreement [Member] | Forecast [Member]
Subsequent Event [Line Items]
Cash			$ 50,000
Unregistered common stock			10,000
Cash milestone payments			$ 225,000
Asset Purchase Agreement [Member] | Forecast [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Annual compensation for new part time CEO			$ 96,000
Asset Purchase Agreement [Member] | Common Stock Purchase Warrant [Member] | Forecast [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights			16,000
Exercise price of warrants or rights per share			$ 15.25
Minimum [Member] | Securities Purchase Agreement [Member] | Private Placement [Member] | January 2023 Warrant Amendment [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights per share				$ 3.83
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, par value		$ 0.0001
Reverse stock split		1-for-25
Common stock, shares, issued		25
Common stock, shares, outstanding		25
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights per share							$ 3.83
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Pre Funded Warrant [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights per share							$ 0.0001
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Net proceeds from private placement	$ 3,500,000				$ 7,400,000
Share issue							980,393
Share purchase price							$ 4.08
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues	$ 4,000,003
Share issue						80,000
Exercise price of warrants or rights per share						$ 30.00
Issuance of securities						$ 8,000,000
Warrant beneficial ownership percentage						4.99%
Percentage of penalty						10.50%
Cash percentage						6.00%
Reimbursement of private placement expenses						$ 40,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Prefund Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights						186,666
Exercise price of warrants or rights per share						$ 29.9998
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Common Stock [Member] | Private Placement [Member] | Common Stock Purchase Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights						266,667
Exercise price of warrants or rights per share						$ 30.00
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights							980,393
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights							980,393
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Warrant [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights	980,393
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series B Warrant [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of securities called by warrants or rights							980,393
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		29,928,786
Common stock, shares, outstanding		29,928,786
Minimum bid share price		$ 1.00
Subsequent Event [Member] | Minimum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		29,928,786
Common stock, shares, outstanding		29,928,786
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		1,197,258
Common stock, shares, outstanding		1,197,258
Subsequent Event [Member] | Maximum [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares, issued		1,197,258
Common stock, shares, outstanding		1,197,258